Submission	Feb. 24, 2025
Submission [Line Items]
Central Index Key	0000885725
Registrant Name	BOSTON SCIENTIFIC CORP
Registration File Number	333-285032
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES